UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2014

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total return of the LSV Conservative Value Equity Fund, Institutional Class (the “Fund”) and the benchmark Russell 1000 Value Index for the fiscal year, trailing three-years, five years and since inception (March 30, 2007) as of October 31, 2014, were as follows (* denotes annualized periods):

	12 Months Ended 10/31/14	3 Years Ended 10/31/14*	5 Years Ended 10/31/14*	Since Inception*
LSV Conservative Value Equity Fund, Institutional Class	16.61%	21.73%	16.25%	4.91%
Benchmark:
Russell 1000 Value Index	16.46	20.42	16.49	5.37

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Equity markets in the U.S. continued to generate strong returns during the trailing one-year period as the S&P 500 Index climbed 17.27%. The LSV Conservative Value Equity Fund slightly outperformed the benchmark Russell 1000 Value Index during the period. Performance attribution suggests that the portfolio’s value bias had a slightly positive impact despite value lagging in the broad market indices. Stock selection overall was positive with portfolio holdings performing particularly well in the Industrials, Energy and Consumer Staples sectors.

Sector bets are tightly constrained relative to the benchmark and generally have a minimal impact on relative performance; however, an overweight to the Technology sector contributed about 50 bps as it was the best performing sector during the period. The Fund’s holdings are trading at 13.6x forward earnings, compared to 15.7x for the Russell 1000 Value benchmark, 1.7x book compared to 1.8x and 8.4x cash flow compared to 9.9x.

Equities appear somewhat expensive relative to their own history but continue to be attractive relative to bonds. This mispricing suggests that equities can continue to surprise despite their strong run since March 2009. A key factor in all of this of course is when the Fed will raise rates and by how much and whether the needle on inflation or economic growth moves either way and by how much. The companies we own in the Fund have been buying back shares, raising dividends and finally spending some of the cash they have been holding for several years. Our hope is that this trend will continue and good stock picking strategies will be rewarded.

Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

Comparison of Change in the Value of a $10,000 Investment in the

LSV Conservative Value Equity Fund versus the Russell 1000 Value Index (Unaudited)

	Average Annual Total Return for the period ended October 31, 2014(1)
	One Year Return	Three Year Return	Five Year Return	Inception to Date(2)
LSV Conservative Value Equity Fund — Institutional Class	16.61%	21.73%	16.25%	4.91%+
LSV Conservative Value Equity Fund — Investor Class	N.A.	N.A.	N.A.	2.25%++
Russell 1000 Value Index	16.46%	20.42%	16.49%	5.37%+

*	The graph is based on only the Institutional Class; performance for Investor Class would be different due to differences in fee structures.

+	Institutional Class commenced operations on March 30, 2007. The Russell 1000 Value Index return is from March 30, 2007.

++	Investor Class commenced operations on June 10, 2014. Since Inception to date return shown is not annualized.

(1)	The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The LSV Conservative Value Equity Fund commenced operations on March 30, 2007.

(3)	See definition of comparative index on page 1.

October 31, 2014

Sector Weightings (Unaudited)†:

† Percentages are based on total investments.

Schedule of Investments

LSV Conservative Value Equity Fund	Shares	Value (000)

Common Stock (98.7%)
Aerospace & Defense (3.3%)
Alliant Techsystems	1,500	$176
General Dynamics	4,000	559
L-3 Communications Holdings, Cl 3	2,900	352
Northrop Grumman	4,700	648
Raytheon	3,300	343
United Technologies	5,000	535

		2,613

Agricultural Operations (0.7%)
Archer-Daniels-Midland	11,900	559

Agricultural Products (0.9%)
Bunge	4,900	434
Ingredion	3,100	240

		674

Air Freight & Logistics (0.7%)
FedEx	3,200	536

Aircraft (1.5%)
Delta Air Lines	13,600	547
Lockheed Martin	1,100	210
Southwest Airlines	11,700	403

		1,160

Asset Management & Custody Banks (1.1%)
Ameriprise Financial	3,200	404
State Street	6,300	475

		879

Automotive (2.5%)
Autoliv	1,800	165
Ford Motor	56,800	800
General Motors	13,400	421
Lear	3,000	278
TRW Automotive Holdings*	3,200	324

		1,988

	Shares	Value (000)

Banks (10.3%)
Bank of America	66,700	$1,145
CIT Group	7,500	367
Fifth Third Bancorp	16,900	338
Huntington Bancshares	27,400	272
JPMorgan Chase	29,900	1,808
Keycorp	26,500	350
PNC Financial Services Group	7,100	613
Regions Financial	35,300	350
SunTrust Banks	11,500	450
US Bancorp	7,300	311
Wells Fargo	40,000	2,124

		8,128

Biotechnology (0.3%)
Amgen	1,400	227

Cable & Satellite (0.3%)
DIRECTV*	2,400	208

Casinos & Gaming (0.3%)
International Game Technology	11,900	195

Chemicals (1.9%)
Celanese, Cl A	6,500	382
Dow Chemical	11,400	563
Huntsman	8,700	212
LyondellBasell Industries, Cl A	4,000	367

		1,524

Commercial Printing (0.2%)
RR Donnelley & Sons	10,100	176

Computer & Electronics Retail (0.7%)
Best Buy	9,400	321
GameStop, Cl A	5,600	240

		561

Computers & Services (5.4%)
Apple	3,300	356
CA	4,500	131
Computer Sciences	4,900	296
EMC	16,000	460
Hewlett-Packard	26,800	962
Microsoft	15,600	732
Oracle	4,600	180
Seagate Technology	4,700	295
Symantec	18,900	469
Western Digital	4,300	423

		4,304

Consumer Discretionary (1.7%)
Procter & Gamble	15,000	1,309

Diversified Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold	8,700	248

Diversified REIT’s (0.4%)
Duke Realty	18,800	356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2014

LSV Conservative Value Equity Fund	Shares	Value (000)

Drug Retail (0.6%)
CVS Caremark	5,500	$472

Electrical Services (6.8%)
Ameren	7,900	334
American Electric Power	9,500	554
Consolidated Edison	6,700	425
Edison International	7,000	438
Entergy	5,200	437
Exelon	12,200	446
General Electric	63,900	1,649
Pinnacle West Capital	5,900	363
Public Service Enterprise Group	10,400	430
SCANA	5,700	313

		5,389

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	1,800	468

Financial Services (3.8%)
Capital One Financial	8,000	662
Citigroup	17,700	947
Goldman Sachs Group	2,900	551
Morgan Stanley	13,300	465
Navient	17,400	344

		2,969

Food, Beverage & Tobacco (1.0%)
ConAgra Foods	12,000	412
Tyson Foods, Cl A	8,100	327
Universal	1,400	62

		801

General Merchandise Stores (0.4%)
Target	4,500	278

Health Care Equipment (1.0%)
Baxter International	4,700	330
Medtronic	6,200	422

		752

Health Care Services (0.4%)
Quest Diagnostics	4,400	279

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	2,900	499

Independent Power Producers & Energy Traders (0.3%)
AES	18,800	264

Insurance (11.4%)
ACE	2,700	295
Aetna	5,300	437
Aflac	3,700	221
Allstate	8,700	564
American International Group	5,800	311
Assurant	3,600	246
Berkshire Hathaway, Cl B*	9,600	1,345
Chubb	3,500	348
CIGNA	2,900	289

	Shares	Value (000)

Insurance (continued)
Hartford Financial Services Group	6,600	$261
Lincoln National	6,800	372
MetLife	15,300	830
Prudential Financial	5,500	487
Torchmark	3,900	207
Travelers	4,800	484
UnitedHealth Group	10,900	1,036
Unum Group	9,900	331
WellPoint	5,000	633
XL Group, Cl A	10,400	352

		9,049

Leasing & Renting (0.0%)
Veritiv*	82	4

Machinery (1.8%)
AGCO	4,900	217
Caterpillar	7,900	801
Deere	2,300	197
Oshkosh	4,400	197

		1,412

Metal & Glass Containers (0.2%)
Owens-Illinois*	5,800	149

Mortgage REIT’s (0.4%)
Annaly Capital Management	29,100	332

Multimedia (0.3%)
Time Warner	3,100	246

Office Electronics (0.6%)
Xerox	32,200	428

Office Equipment (0.2%)
Pitney Bowes	7,700	191

Office REIT’s (0.3%)
Brandywine Realty Trust	17,800	275

Oil & Gas Equipment & Services (0.6%)
Halliburton	3,100	171
National Oilwell Varco	4,800	349

		520

Paper & Paper Products (0.9%)
Domtar	7,800	321
International Paper	6,800	344

		665

Paper Packaging (0.2%)
Rock-Tenn, Cl A	3,600	184

Petroleum & Fuel Products (13.0%)
Apache	5,700	440
Chevron	17,200	2,063
ConocoPhillips	8,200	592
Exxon Mobil	35,100	3,395
Helmerich & Payne	2,700	234
HollyFrontier	4,700	213
Marathon Oil	6,900	244

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2014

LSV Conservative Value Equity Fund	Shares	Value (000)

Petroleum & Fuel Products (continued)
Marathon Petroleum	5,400	$491
Murphy Oil	5,700	304
Nabors Industries	13,900	248
Occidental Petroleum	10,400	925
Phillips 66	8,100	636
Valero Energy	9,900	496

		10,281

Petroleum Refining (1.0%)
Devon Energy	4,800	288
Hess	6,000	509

		797

Pharmaceuticals (6.7%)
Johnson & Johnson	22,700	2,447
Merck	13,000	753
Pfizer	71,500	2,142

		5,342

Printing & Publishing (0.5%)
Gannett	8,600	271
Lexmark International, Cl A	4,400	190

		461

Railroads (0.7%)
Norfolk Southern	5,000	553

Reinsurance (1.4%)
Everest Re Group	1,700	290
Montpelier Re Holdings	6,000	199
PartnerRe	2,400	278
Reinsurance Group of America, Cl A	1,700	143
Validus Holdings	5,200	207

		1,117

Retail (2.0%)
Kohl’s	6,400	347
Kroger	4,000	223
Macy’s	4,100	237
Wal-Mart Stores	11,000	839

		1,646

Semi-Conductors/Instruments (2.3%)
Intel	47,800	1,626
TE Connectivity	3,000	183

		1,809

Specialized REIT’s (0.9%)
LaSalle Hotel Properties	5,500	216
Omega Healthcare Investors	12,500	477

		693

	Shares/ Face Amount	Value (000)

Telephones & Telecommunications (5.3%)
AT&T	50,900	$1,773
Cisco Systems	57,100	1,397
Corning	26,000	531
Harris	3,400	237
Juniper Networks	13,300	280

		4,218

Total Common Stock
(Cost $60,319)		78,188

Repurchase Agreement (1.2%)
Morgan Stanley 0.010%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $935 (collateralized by US Treasury Note, par value $954, 2.000%, 10/31/21; with a total market value of $954)	$935	935

Total Repurchase Agreement
(Cost $935)		935

Total Investments — 99.9%
(Cost $61,254)		$79,123

Percentages are based on Net Assets of $79,176 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,188	$—	$—	$78,188
Repurchase Agreement	—	935	—	935
Total Investments in Securities	$78,188	$935	$—	$79,123

For the year ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. During the year ended October 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) October 31, 2014

	LSV Conservative Value Equity Fund
Assets:
Investments at Value (Cost $61,254)	$79,123
Dividends Receivable	85
Prepaid Expenses	6
Total Assets	79,214
Liabilities:
Payable for Capital Shares Redeemed	12
Payable due to Trustees	1
Payable due to Administrator	5
Payable due to Investment Adviser	1
Payable due to Chief Compliance Officer	—
Payable due to Distributor	—
Other Accrued Expenses	19
Total Liabilities	38
Net Assets	$79,176

Net Assets Consist of:
Paid-in Capital	$69,996
Undistributed Net Investment Income	1,355
Accumulated Net Realized Loss on Investments	(10,044)
Net Unrealized Appreciation on Investments	17,869
Net Assets	$79,176

Net Asset Value, Offering and Redemption Price Per Share
Institutional Class ($79,170 ÷ 6,440,207 shares(1))	$12.29
Net Asset Value, Offering and Redemption Price Per Share
Investor Class ($6 ÷ 510 shares(1))	$12.28	*

(1)	Shares have not been rounded.

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the year ended October 31, 2014

LSV Conservative Value Equity Fund
Investment Income:
Dividend Income	$2,291
Total Investment Income	2,291
Expenses:
Investment Advisory Fees	367
Administration Fees	66
Trustees’ Fees	2
Chief Compliance Officer Fees	1
Distribution Fees – Investor Class	—
Transfer Agent Fees	43
Registration and Filing Fees	19
Printing Fees	14
Professional Fees	12
Custodian Fees	7
Insurance and Other Fees	6
Total Expenses	537
Less: Waiver of Investment Advisory Fees	(199)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	338
Net Investment Income	1,953
Net Realized Gain on Investments	26,644
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,607)
Net Realized and Unrealized Gain on Investments	12,037
Net Increase in Net Assets Resulting from Operations	$13,990

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the years ended October 31,

	LSV Conservative Value Equity Fund
	2014	2013
Operations:
Net Investment Income	$1,953	$3,131
Net Realized Gain on Investments	26,644	7,050
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,607)	29,956
Net Increase in Net Assets Resulting from Operations	13,990	40,137
Dividends and Distributions:
Institutional	(3,047)	(3,395)
Investor	—	—
Total Dividends and Distributions	(3,047)	(3,395)
Capital Share Transactions:
Institutional Class:
Issued	25,545	21,467
Reinvestment of Dividends and Distributions	2,940	3,228
Redeemed	(114,052)	(32,417)
Net Decrease from Institutional Class Capital Share Transactions	(85,567)	(7,722)
Investor Class:
Issued	6	—
Redeemed	—	—
Net Increase from Investor Class Capital Share Transactions	6	—
Net Decrease in Net Assets Derived from Capital Share Transactions	(85,561)	(7,722)
Total Increase (Decrease) in Net Assets	(74,618)	29,020
Net Assets:
Beginning of Year	153,794	124,774
End of Year (including undistributed net investment income of $1,355 and $2,437, respectively)	$79,176	$153,794

Shares Transactions:
Institutional Class:
Issued	2,168	2,252
Reinvestment of Dividends and Distributions	263	398
Redeemed	(10,316)	(3,436)
Total Institutional Class Share Transactions	(7,885)	(786)
Investor Class:
Issued	1	—
Redeemed	—	—
Total Investor Class Share Transactions	1	—
Net Decrease in Shares Outstanding	(7,884)	(786)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout each period For the years/periods ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Conservative Value Equity Fund
Institutional Class
2014	$10.74	$0.23	$1.53	$1.76	$(0.21)	$—	$(0.21)	$12.29	16.61%	$79,170	0.35%	0.56%	2.02%	26%
2013	8.26	0.21	2.49	2.70	(0.22)	—	(0.22)	10.74	33.60	153,794	0.35	0.52	2.25	15
2012	7.30	0.18	0.95	1.13	(0.17)	—	(0.17)	8.26	15.80	124,774	0.35	0.53	2.34	12
2011	7.20	0.10	0.15	0.25	(0.15)	—	(0.15)	7.30	3.44	166,944	0.35	0.50	2.00	16
2010	6.47	0.14	0.74	0.88	(0.15)	—	(0.15)	7.20	13.76	198,616	0.35	0.49	2.05	31
Investor Class*
2014	$12.01	$0.07	$0.20	$0.27	$—	$—	$—	$12.28	2.25%	$6	0.60%	0.86%	1.46%	26%

*	Commenced operations on June 10, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements October 31, 2014

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Conservative Value Equity Fund Investor Class commenced operations on June 10, 2014.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At October 31, 2014, there were no securities valued in accordance with the Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced

Notes to Financial Statements October 31, 2014

indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2014, there have been no transfers between levels and there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 as amended and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2014 the Fund did not incur any interest or penalties.

Security Transactions and Investment Income —Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Notes to Financial Statements October 31, 2014

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.075% of the Funds’ first $1 billion of average daily net assets; 0.07% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is an annual minimum fee of $1,000,000 for Funds of the Trust. Any additional Funds added to the Administration Agreement will increase the minimum by $100,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2014, the Fund incurred $6 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2014, the Fund earned $2 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses to a maximum of 0.35% and 0.60% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 29, 2016.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2014, were as follows (000):

Purchases	$24,228
Sales	$110,642

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in REITs have been reclassified to (from) the following accounts (000):

Increase/Decrease Undistributed Net Investment Income	Increase/Decrease Accumulated Net Realized Gain (Loss)
$12	$(12)

Notes to Financial Statements October 31, 2014

The tax character of dividends and distributions declared during the years ended October 31, 2014 and 2013 was as follows (000):

Ordinary Income
2014	$3,047
2013	3,395

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,355
Undistributed Long-Term Capital Gain	8,838
Capital Loss Carryforward	(18,838)
Unrealized Appreciation	17,825

Total Distributable Earnings	$9,180

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010, the date of enactment of the Regulated Investment Company Modernization Act of 2010 (“pre-RIC Mod losses”), may be carried forward for a maximum of eight years and applied against future capital gains. The Fund has the following pre-RIC Mod losses which expire on the following dates except that the carryforwards may be subject to annual limitations (000):

Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
$14,590	$2,028	$2,220	$18,838

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards under the new provision.

During the year ended October 31, 2014, $17,838 (000) of capital loss carryforwards were utilized.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2014, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$61,298	$18,895	$(1,070)	$17,825

8.	Other:

At October 31, 2014, 74% of total shares outstanding for the Institutional Class were held by one record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2014, 98% of total shares outstanding for the Investor Class were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These were comprised of individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of

LSV Conservative Value Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LSV Conservative Value Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LSV Conservative Value Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 24, 2014

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period
LSV Conservative Value Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,057.70	0.35%	$1.82	*
Investor Shares	1,000.00	1,022.50	0.60	2.39	**

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.44	0.35%	$1.79	*
Investor Shares	1,000.00	1,022.18	0.60	3.06	*

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 147/365 (to reflect the actual time the Investor Class was operational from 6/10/14 to 10/31/14).

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of October 31, 2014.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]
ROBERT A. NESHER 68 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III and O’Connor EQUUS. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President and Director of SEI Opportunity Fund, L.P. to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, O’Connor EQUUS, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT BOARD MEMBERS[3,4]
JOHN K. DARR 70 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Banks of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
JOSEPH T. GRAUSE JR. 62 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.
MITCHELL A. JOHNSON 72 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

BETTY L. KRIKORIAN 71 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member/Officer[5]
INDEPENDENT BOARD MEMBERS[3,4] (continued)
BRUCE R. SPECA 58 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
GEORGE J. SULLIVAN, JR. 71 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013.

OFFICERS
MICHAEL BEATTIE 49 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.
RAMI ABDEL-RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon from 2006 to 2014.	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS (continued)
RUSSELL EMERY 51 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006, SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012, SEI Insurance Products Trust and The KP Funds since 2013, The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014.	None.
DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.	None.
EDWARD McCUSKER 30 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.	None.
JOHN MUNCH 43 yrs. old	Vice President and Assistant Secretary (since 2012)	Attorney — SEI Investments Company since 2001	None.
LISA WHITTAKER 36 yrs. old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).	None.
JOHN Y. KIM 33 yrs. old	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

NOTICE TO SHAREHOLDERS

OF

LSV CONSERVATIVE VALUE EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2014, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0%	100%	100%	100%	100%	0.00%	0.00%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Conservative Value Equity Fund who are residents of California, Connecticut and New York, the statutory threshhold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Conservative Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Funds Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-AR-005-0800

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$112,800	$0	$0	$131,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$24,800	$0	$0
(c)	Tax Fees	$25,000	$0	$0	$23,755	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$595,010	N/A	N/A	$489,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	$10,166	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$120,000	N/A	N/A	$199,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$34,500	N/A	N/A	$71,070	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$110,000	N/A	N/A	$17,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the

Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $25,000 and $48,555 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $79,100 and $90,266 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $34,500 and $71,070 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman,
Treasurer, Controller & CFO

Date: January 6, 2015

*	Print the name and title of each signing officer under his or her signature.